Ownership, Nature of Business - Property, leasehold improvements and equipment (Details)	12 Months Ended
Dec. 31, 2018
Furniture and fixtures
Property, leasehold improvements and equipment:
Useful lives	7 years
Equipment | Minimum
Property, leasehold improvements and equipment:
Useful lives	3 years
Equipment | Maximum
Property, leasehold improvements and equipment:
Useful lives	7 years
Vehicles
Property, leasehold improvements and equipment:
Useful lives	5 years
Buildings
Property, leasehold improvements and equipment:
Useful lives	39 years